Capital Structure	12 Months Ended
Dec. 31, 2021
Capital Structure
Capital Structure

Note 10 — Capital Structure

For the purpose of this Note 10, the “Warrants” relate to the capital structure of the Company as a result of the Business Combination while the “Redeemable Convertible Preferred Stock – Lightning Systems”, “Warrant Liabilities – Lightning Systems” and “Warrants issued to vendors” relate to the redeemable convertible preferred stock and warrants issued by Lightning Systems that were converted to common stock of the Company as of the date of the Business Combination.

Warrants

As of December 31, 2021, there are 24,365,730 warrants outstanding, of which 14,999,970 are public warrants, 8,695,652 are Convertible Note warrants and 670,108 are private placement warrants. Each whole warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment as discussed below. Only whole warrants are exercisable. The warrants will expire at 5:00 p.m., New York City time, on the fifth anniversary of the completion of the Company’s Business Combination, or earlier upon redemption or liquidation. The Company filed a Registration Statement covering the shares of Common Stock issuable upon exercise of the warrants on Form S-1 (File No. 333-257237) with the SEC on June 21, 2021, which was declared effective by the SEC on July 6, 2021.

The private placement warrants are identical to the public warrants except that such private placement warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are still held by the sponsor or its affiliates.

Once the warrants become exercisable, the Company may redeem the outstanding warrants (excluding the private placement warrants):

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption, which the Company refers to as the 30-day redemption period; and
●	if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The fair value of the private placement warrants on May 6, 2021 in the amount of $1,253 was recorded as a “Warrant liability” and a reduction to “Additional paid-in capital” on the consolidated balance sheets. The change in fair value of a loss of $932 for the year ended December 31, 2021 was recognized in “Loss from change in fair value of warrant liabilities” on the consolidated statements of operations. The fair value of the Convertible Note warrants on May 6, 2021 in the amount of $14,522 was recorded as a debt discount and an addition to “Additional paid-in capital” on the consolidated balance sheets.

Redeemable Convertible Preferred Stock – Lightning Systems

Series A, B and C redeemable convertible preferred shares were eligible for a cumulative annual simple return of 8% (the “preferred return”) on amounts paid to purchase their preferred shares upon a liquidation, winding up or dissolution of Lightning Systems, or if declared by the Board. No preferred dividends had been declared. As of December 31, 2020, the amount of cumulative undeclared dividends totaled $8,229 ($2.24 per share).

Lightning Systems’s preferred shares were not redeemable at the option of the holders. However, the holders of preferred shares could request that Lightning Systems redeem all outstanding preferred shares in accordance with their liquidation preferences in the event of a deemed liquidation in which Lightning Systems did not effect a dissolution of Lightning Systems under Delaware General Corporation Law within 90 days after such deemed liquidation event. Deemed liquidation events are defined to include (i) a merger or consolidation in which Lightning Systems is a constituent party, (ii) sale, lease, exclusive license or other disposition or the sale or disposition of substantially all of Lightning Systems’s assets, or (iii) a “change in control” transaction in which then-current stockholders’ controlled less than 50% of the voting power of the entity resulting from the transaction. Accordingly, these shares were considered contingently redeemable and were classified as temporary equity.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Lightning Systems, any remaining assets of Lightning Systems were to be distributed as follows: (i) first, to holders of Series C preferred shares, an amount equivalent to 1.25 times the original purchase price per share plus the accrued but unpaid preferred return per share; (ii) second, to holders of Series B preferred shares, an amount equivalent to 1.25 times the original purchase price per share plus the preferred accrued but unpaid return per share; (iii) third, to holders of Series A preferred shares, an amount equivalent to 1.00 times the original purchase price per share plus the accrued but unpaid preferred return per share; and (iv) any remaining assets after satisfying the required distributions to preferred stockholders are distributed pro rata among preferred and common stockholders on an if-converted basis.

Series A, Series B and Series C preferred shares were to be convertible into common shares at any time at the option of the holder, and are automatically converted into common shares upon the affirmative election of more than 70% of the Series B and Series C preferred stockholders, or upon the closing of a sale of common shares in an initial public offering with gross proceeds to Lightning Systems of $50,000 or more accompanied by a listing of such common shares on the Nasdaq’s National Market, the New York Stock Exchange, or another exchange approved by the Board. At December 31, 2020, the conversion price per preferred share, which was subject to adjustment to provide anti-dilution protection to preferred shareholders, was $1.00, $1.20 and $1.66 for Series A, Series B and Series C, respectively.

See Note 8 – Notes Payable for description of the convertible debt conversion transactions and warrant liabilities under this Note 10 – Capital Structure regarding warrants issued in connection with the preferred share purchases.

In connection with the 2019 Series C preferred stock issued for cash, Lightning Systems issued warrants, exercisable into 702,811 shares of Series C preferred shares at the conversion price of $1.66 per share. Lightning Systems estimated the fair value of the warrants at $155 and recorded a warrant liability, which is reported at fair value at each reporting period, with the change in fair value reported as “Loss from change in fair value of warrant liabilities.”

In connection with the 2020 Series C preferred stock issued in connection with the redemption of related party 2020 convertible notes payable of $3,000 and cash of $3,000, Lightning Systems issued warrants, exercisable into 4,445,783 shares of Series C preferred shares at the weighted average conversion price of $1.42 per share. Lightning Systems estimated the fair value of the warrants at $336 and recorded a warrant liability, which is reported at fair value at each reporting period, with the change in fair value reported as “Loss from change in fair value of warrant liabilities.”

As a result of the Business Combination, the preferred series A, series B and series C shares were converted to common stock based on the Exchange Ratio. As a result, the balances of $18,036, $4,101 and $35,203, respectively, were charged to addition paid-in capital.

Warrant Liabilities – Lightning Systems

Lightning Systems issued warrants that enabled the holder to exercise in exchange for common shares or Series C preferred shares. The warrant agreements were reissued on December 31, 2019 upon Lightning Systems’ conversion from an LLC partnership to a C corporation. All terms remained identical. See Note 8 - Notes Payable and under the section redeemable convertible preferred stock of this Note 10 for descriptions of the underlying transactions.

Series C warrants were exercisable by the holder at any time at the stated exercise price, which price is subject to adjustment to provide anti-dilution protection to the holder. Upon the closing of an initial public offering, or a merger, sale or other transaction involving substantially all of the assets of Lightning Systems (a “Deemed Liquidation”) the holder may require Lightning Systems to purchase any unexercised warrants at net value equal to the difference between the exercise price of the warrant and the proceeds the holder would have otherwise received as a result of the Deemed Liquidation or initial public offering. Lightning Systems had no obligation to file for registration of the shares issuable upon exercise of the warrant under the Securities Act. No fractional shares would be issued upon exercise. If upon exercise, the holder would be entitled to a fractional share, the number of shares issued upon exercise would be rounded to the nearest whole share and the difference settled in cash.

As described above in the redeemable convertible preferred stock section of this Note 10, during the three months ended March 31, 2021 one of the preferred warrant holders exercised their warrants to purchase 903,614 shares of Series C preferred stock at an exercise price of $1.66 for cash proceeds of $1,500. At the time of the exercise, the fair value of the warrants was deemed to be $5.87-$5.90 per warrant. In connection with the exercise, the warrant liability was reduced by $5,310 with the offset recorded to Series C redeemable convertible preferred stock in addition to the cash proceeds received. During the three months ended June 30, 2021, one of the preferred warrant holders exercised their warrants to purchase 963,855 shares of Series C preferred stock at an exercise price of $1.66 for cash proceeds of $1,600. At the time of the exercise, the fair value of the warrants was deemed to be $5.87-$5.90 per warrant. In connection with the exercise, the warrant liability was reduced by $5,658 with the offset recorded to Series C redeemable convertible preferred stock in addition to the cash proceeds received.

Warrants issued to vendors — Lightning Systems

In February 2021, the Board authorized the grant of 125,000 warrants to purchase common stock of Lightning Systems to three vendors who provided various sales and marketing related services prior to March 31, 2021. The warrants were immediately exercisable at an exercise price of $6.18 per share and had a contractual life of five years but required conversion upon the completion of the Business Combination. The fair value of the warrants was deemed to be $3.46 on the date of grant using the Black-Scholes option pricing model with the following inputs: value of common share $6.18; exercise price of $6.18 per share; 5 year term; risk-free interest rate of 0.62%; and volatility of 68%. As the warrants were issued for services already provided, the value of the warrants of $433 was expensed to “selling, general and administrative” expense, and offset to “additional paid-in capital” as the warrants were deemed to be equity instruments under ASC 480, Distinguishing Liabilities from Equity. As a result of the Business Combination, the outstanding warrants issued to these vendors were converted to common stock.

The following table presents information for the Common and Series C preferred warrants, that have been converted to common stock as a result of the Business Combination, and outstanding Gig private warrants that were assumed in the Business Combination:

				Weighted
			Weighted	Average
	Number of	Warrant Fair	Average Exercise	Remaining
	Warrants	Value	Price	Life
Warrants to purchase common stock
Outstanding at December 31, 2020(¹)	610,202	$2,270	$0.27	3.6
Exercise of common warrants(1)	(69,232)	(489)	$0.27	—
Change in fair value	—	3,102	—	—
Issued in connection with the Business Combination as common stock - charged to APIC	(540,970)	(4,883)	—	—
Outstanding — December 31, 2021	—	$—	$—	—
Warrants to purchase Series C preferred stock
Outstanding at December 31, 2020(1)	5,938,193	$18,885	$1.76	2.6
Exercise of warrants to purchase redeemable convertible preferred stock(1)	(1,756,526)	(10,968)	$1.76	—
Change in fair value	—	24,779	—	—
Issued in connection with the Business Combination as common stock - charged to APIC	(4,181,667)	(32,696)	—	—
Outstanding — December 31, 2021	—	$—	—	—
Private warrants assumed through Business Combination
Outstanding at December 31, 2020	—	—	—	—
Warrants assumed	670,108	1,253	$11.50	5.0
Change in fair value	—	932	—	—
Outstanding — December 31, 2021	670,108	$2,185	$11.50	4.3

¹Warrant amounts have been retroactively restated to give effect to the recapitalization transaction